Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	[1]	£ 3,142		£ 3,828
Deferred tax liabilities	[1]	(5)	[2]	(51)
Analysis of net deferred tax assets
Deferred tax assets	[1]	3,142		3,828
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,754		3,299
Analysis of net deferred tax assets
Deferred tax assets		2,754		3,299
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		388		529
Analysis of net deferred tax assets
Deferred tax assets		388		529
USA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,293		2,541
Analysis of net deferred tax assets
Deferred tax assets		2,293		2,541
UK [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		438		861
Analysis of net deferred tax assets
Deferred tax assets		438		861
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		411		426
Analysis of net deferred tax assets
Deferred tax assets		£ 411		£ 426

[1]	For notes to the Financial Statements see pages 55 to 83
[2]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings